	TOTAL EXCEPTION SUMMARY
#	Category	Celink Tested Securitization Population	RMS Tested Securitization Population	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
2	Data Integrity - MIP Rate	194	186	380	0	0	0.00%
3	Data Integrity - Current UPB	194	186	380	0	0	0.00%
4	Data Integrity - Current Interest Rate	194	186	380	0	0	0.00%
5	Data Integrity - Marketable Title Date	7	10	17	0	0	0.00%
6	Data Integrity - Loan Status	194	186	380	4	4	1.05%
7	Data Integrity - Max Claim Amount	194	186	380	0	0	0.00%
8	Data Integrity - UPB at Called Due Date	175	143	318	41	41	12.89%
9	Data Integrity - Original Note Rate	194	186	380	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	105	83	188	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	105	83	188	0	0	0.00%
12	Data Integrity - Debenture Rate	194	186	380	1	1	0.26%
13	Data Integrity - Foreclosure First Legal Date	67	59	126	3	3	2.38%
14	Data Integrity - Closing Date	194	186	380	2	2	0.53%
15	Data Integrity - Amortization Type	194	186	380	0	0	0.00%
16	Data Integrity - FHA Case Number	194	186	380	0	0	0.00%
17	Data Integrity - Original Principal Limit	194	186	380	2	2	0.53%
18	Data Integrity - Called Due Date	175	143	318	30	30	9.43%
19	FHA Insurance	1053	1184	2237	2	2	0.09%
20	Valuation Integrity	193	186	379	2	2	0.53%
21	Property Inspections	165	199	364	357	357	98.08%
22	Borrower's Age	165	199	364	6	6	1.65%
23	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	108	93	201	41	41	20.40%
24	Property Preservation to Allowable Limit	71	162	233	2	2	0.86%
25	Tax and Insurance Disbursement Verification*	116	119	235	4	4	1.70%
26	Corporate Advance Disbursement Verification*	196	167	363	0	0	0.00%
27	Lien Search	107	151	258	8	6	2.33%
28	BPO Order (& Full Appraisal)	130	174	304	0	0	0.00%
	*individual disbursement transactions on loans within the sample population